Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation of the financial statements:

The Company’s financial statements have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP) as set forth in the Financial Accounting Standards Board (the FASB) Accounting Standards Codification (ASC).

As of June 30, 2023, the Company satisfied the conditions to qualify as a “foreign private issuer” under Rule 3b-4 of the Securities Exchange Act of 1934, as amended. Accordingly, commencing as of and since July 1, 2023, we are not required under the Exchange Act to file financial statements with the SEC as frequently or as promptly as U.S. companies whose securities are registered under the Exchange Act.

b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates and assumptions relate to impairment of long-lived assets and the Fair Value of financial Instruments. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the financial statements, and the reported amount of expenses during the reporting periods. Actual results could differ from those estimates.

c.	Functional currency:

Effective July 1, 2023, the Company changed its functional currency to the U.S. dollar (“dollar”, “USD” or “$”) from the New Israeli Shekel (“NIS”). This change was based on an assessment by Company management that the dollar is the primary currency of the economic environment in which the Company operates, due to the starting of the company new business CDMO, including engaging in related agreements with suppliers and customers and the prospect markets it is intended to reach which operate mainly in USD. Accordingly, the functional and reporting currency of the Company in the year ended December 31, 2023 financial statements is the U.S. dollar. The change in functional currency was accounted for prospectively from such date.

In applying the change in reporting currency, all assets and liabilities of the Company’s operations were translated from their NIS functional currency into U.S. dollars using the exchange rates in effect on the balance sheet date, and shareholders’ equity was translated at the historical rates. Opening shareholders’ equity on August 1, 2018 has been translated at the historic rate on that date and any other movements in shareholders’ equity during the period from August 1, 2018 to December 31, 2022 were translated using the appropriate historical rates at the date of the respective transaction. All other revenues, expenses and cash flows were translated at the average rates during the reporting periods presented. The resulting translation adjustments are reported under comprehensive income as a separate component of shareholders’ equity.

d.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. For further details see note 2c.

e.	Cash equivalents:

Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.

f.	Restricted cash:

Restricted cash are deposits with original maturities of three months or less and are used as security for the Company’s credit cards. Restricted cash amounted to $140 as of December 31, 2023, and 2022.

g.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants, excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Laboratory equipment	15 - 33
Office, furniture and equipment	6 - 33
Computers and Cars	20-33
Leasehold improvements	(*	)
Manufacturing plant in process	(**	)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the expected life of the improvement.

(**)	As of December 31, 2023, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.

h.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360 “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment exist and the undiscounted future cash flows that the assets are expected to generate are less than the carrying value of the assets, the Company reduces the carrying amount of the assets through an impairment charge, to their estimated fair values. During the years ended December 31, 2023 and 2022, no impairment indicators have been identified.

i.	Government grants:

The Company received royalty-bearing grants from the Israel Innovation Authority (“IIA”) for approved research and development projects and, in return, undertook to pay royalties amounting to 3%-5% on the revenues derived from sales of products or services developed in whole or in part using these grants. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses. During 2023 the company deduct $362. For the year ended December 31, 2023 the Company received $225 from the IIA and an additional $93 in January 2024. (note 8)

j.	Research and development expenses:

Research and development expenses net of grants, are recognized in the statements of operations when incurred. Research and development expenses consist of personnel costs (including salaries, benefits and share-based compensation), materials, consulting fees and payments to subcontractors, costs associated with obtaining regulatory approvals, and executing pre-clinical and clinical studies. In addition, research and development expenses include overhead allocations consisting of various administrative and facilities related costs. The company charges research and development as incurred.

k.	Acquired In-Process Research and Development:

In an asset acquisition, the initial costs of rights to in-process research and development projects acquired are expensed as R&D in the statements of operations, unless the in-process research and development has an alternative future use. In a business combination, the fair value of in-process research and development is capitalized as an indefinite-lived intangible asset, regardless of whether the in-process research and development asset has an alternative future use.

In accordance with the agreement with MPG disclosed in note 1b, the Company issued 150,000 ADSs at no cost to MPG as an upfront payment for the license. The ADSs are restricted for a period of three years. The Company evaluated the fair value of the license at $209. The fair value was calculated by an independent valuation, at a discount rate of 31% based on the following assumptions:

Stock price	1.48
variance	150%
Risk free interest	1%

The fair value of the license in the amount of $209 was recorded as expense in the statement of operating income for the year ended 2022.

l.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation”, which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods, which is the vesting period of the respective award, on a straight-line basis when the only condition to vesting is continued service.

The Company has selected the binominal option-pricing model as the most appropriate fair value method for its option awards. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, and the probability that the option will be exercised prior to the end of its contractual life. The fair value of restricted shares is based on the closing market value of the underlying shares at the date of grant. The Company estimates the forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

m.	Severance pay and retirement plans:

The majority of the Company’s employees who are Israeli citizens have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (the “Severance Pay Law”). Pursuant to Section 14 of the Severance Pay Law, employees covered by this section are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments made to employees in accordance with this section release the Company from any future severance liabilities with respect to such employees. Neither severance pay liability nor severance pay fund under Section 14 of the Severance Pay Law is recorded on the Company’s balance sheets.

Severance expense for the years ended December 31, 2023, and 2022, amounted to $182 and $288, respectively.

n.	Fair value of financial instruments:

The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data are available.

The Company measures warrants liability at fair value classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. (note 4)

The carrying amounts of cash and cash equivalents, restricted cash, prepaid expenses and other receivables, trade payables and other current payables approximate their fair value due to the short-term maturity of such instruments.

o.	Leases:

The Company accounts for leases according to ASC 842, “Leases”. The Company determines if an arrangement is a lease and the classification of that lease at inception. The Company elected the practical expedient for lease agreements with a term of twelve months or less and does not recognize right-of-use (“ROU”) assets and lease liabilities in respect of those agreements. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

An ROU asset represents the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. An ROU asset is measured based on the discounted present value of the remaining lease payments, plus any initial direct costs incurred and prepaid lease payments, excluding lease incentives. The lease liability is measured at lease commencement date based on the discounted present value of the remaining lease payments. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under the Company’s lease arrangements are primarily fixed however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities.

p.	Contingencies:

The Company is currently involved in various commitment and contingent liabilities. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss (see Note 8).

q.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”, which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, to reduce deferred tax assets to their estimated realizable value, if needed.

ASC 740 offers a two-step approach for recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2023, and 2022 no liability for unrecognized tax benefits was recorded as a result of ASC 740.

r.	Basic and diluted net loss per share:

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders, vested RSU’ and pre funded warrants by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive ordinary shares are anti-dilutive.

s.	Warrants:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, and meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own common stock. Warrants that determined to be classified as equity, are recorded as a component of additional paid-in capital. Warrants that determined to be classified as liabilities are recorded at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized in Financial expenses, net in the statements of operations.

t.	Segment reporting:

On September 6, 2023, the company launched a new business unit named Scinai Bioservices to serve as a CDMO , along with the R&D the Company’s business includes two reporting segments: See note 10.

u.	Recently adopted accounting pronouncements:

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. ASU 2016-13 requires enhanced qualitative and quantitative disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company has evaluated that the adoption of this ASU did not have a significant impact on the Company’s financial statements and disclosures.

v.	Recently issued accounting pronouncements, not yet adopted:

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting: Improvements to Reportable Segment Disclosures”. This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements related disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.